Long-term Debt Long-term Debt - Corporate Debt (Details)									1 Months Ended	8 Months Ended	12 Months Ended
	Aug. 24, 2016 USD ($)	Aug. 18, 2016 USD ($)	Jul. 15, 2016 USD ($)	Dec. 15, 2015 USD ($)	Nov. 03, 2015 USD ($)	Jun. 30, 2015	May 15, 2015	Aug. 05, 2014 USD ($)	Jul. 31, 2016 USD ($)	Aug. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / shares		Dec. 31, 2014 USD ($)		Sep. 01, 2016 USD ($)	Jun. 30, 2016 USD ($)		Mar. 31, 2016 USD ($)		Jun. 29, 2015 USD ($) $ / shares	Mar. 31, 2014 USD ($)	Feb. 11, 2014 USD ($) $ / shares
Debt Instrument [Line Items]
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt											$ 23,000,000		$ 23,000,000
Long-term Debt											5,656,000,000		5,800,000,000			$ 5,552,000,000		$ 5,601,000,000
3.25% Convertible Notes due 2020 [Member]
Debt Instrument [Line Items]
Convertible Debt																				$ 287,500,000
Interest Expense, Debt											5,000,000
Amortization of Debt Discount (Premium)											2,000,000
Amortization of Financing Costs											1,000,000
Interest Expense at Effective Rate											$ 8,000,000
Debt Instrument, Interest Rate, Stated Percentage											3.25%					3.25%		3.25%
Debt Instrument, Convertible, Conversion Price | $ / shares																				$ 27.50
Debt Instrument, Convertible, Conversion Ratio						36.3636
Debt Instrument, Face Amount																				$ 1,000
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt											$ 23,000,000
Percent of face value											85.857%
Long-term Debt, Fair Value											$ 247,000,000
Long-term Debt											266,000,000	[1],[2],[3]	0	[3]		$ 268,000,000	[1]	$ 267,000,000	[2]
Conversion Value of Convertible Debt											$ 154,000,000
3.5% Convertible Notes due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage											5.00%
Convertible Debt																					$ 345,000,000
Interest Expense, Debt											$ 12,000,000
Amortization of Debt Discount (Premium)											4,000,000
Amortization of Financing Costs											2,000,000
Interest Expense at Effective Rate											$ 18,000,000
Debt Instrument, Interest Rate, Stated Percentage											3.50%					3.50%		3.50%
Debt Instrument, Convertible, Conversion Ratio							42.9644
Percent of face value											92.375%
Long-term Debt, Fair Value											$ 319,000,000
Long-term Debt											330,000,000	[4],[5],[6]	326,000,000	[6]		$ 333,000,000	[4]	$ 332,000,000	[5]
Conversion Value of Convertible Debt											$ 206,000,000
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares																						$ 46.55
Debt Instrument, Convertible, Conversion Ratio											21.4822
Debt Instrument, Face Amount																						$ 1,000
5.375% Senior Notes due in 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage											5.375%					5.375%		5.375%
5.00% Senior Notes due in 2026 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage											5.00%
NRG Yield Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Debt											$ 306,000,000		0			$ 318,000,000		$ 316,000,000
Line of Credit Facility, Maximum Borrowing Capacity											495,000,000
Proceeds from Issuance of Debt				$ 45,000,000	$ 209,000,000
Line of Credit Facility, Fair Value of Amount Outstanding											306,000,000
Repayments of Debt	$ 193,000,000									$ 366,000,000
CVSR Financing Agreement [Member]
Debt Instrument [Line Items]
Long-term Debt											793,000,000		$ 815,000,000			780,000,000		780,000,000
Letter of Credit [Member] | NRG Yield Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount											56,000,000				$ 63,000,000	67,000,000		60,000,000
Letter of Credit [Member] | CVSR Financing Agreement [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount											$ 0					$ 0		$ 0
NRG Yield Operating LLC [Member] | 5.375% Senior Notes due in 2024 [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Senior Long-term Debt								$ 500,000,000
Debt Instrument, Interest Rate, Stated Percentage								5.375%
Common Class C [Member]
Debt Instrument [Line Items]
Common Stock Closing Price | $ / shares											$ 14.76
Common Class A [Member]
Debt Instrument [Line Items]
Common Stock Closing Price | $ / shares											$ 13.91
Subsequent Event [Member] | NRG Yield Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt										$ 60,000,000
Repayments of Debt									$ 28,000,000
Subsequent Event [Member] | CVSR Financing Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			4.68%
Proceeds from Issuance of Debt			$ 200,000,000
Proceeds from Debt, Net of Issuance Costs			$ 97,500,000
Subsequent Event [Member] | NRG Yield Operating LLC [Member] | 5.00% Senior Notes due in 2026 [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Senior Long-term Debt		$ 350,000,000

[1]	Net of discount of $19 million and $21 million as of June 30, 2016, and December 31, 2015, respectively
[2]	Net of discount of $20 million and $21 million as of March 31, 2016, and December 31, 2015, respectively
[3]	Net of discount of $21 million as of December 31, 2015.
[4]	Net of discount of $12 million and $15 million as of June 30, 2016, and December 31, 2015, respectively.
[5]	Net of discount of $13 million and $15 million as of March 31, 2016, and December 31, 2015, respectively.
[6]	Net of discount of $15 million and $19 million as of December 31, 2015, and December 31, 2014, respectively.